Condensed Consolidated Balance Sheet (Parenthetical) (USD $)	Jun. 30, 2011	Mar. 31, 2011	Mar. 31, 2010
Current Liabilities
Convertible debt, unamortized discount	$ 0	$ 24,898	$ 0
Stockholders' Equity
Undesignated preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Undesignated preferred stock, shares authorized	39,989,000	39,989,000	39,989,000
Undesignated preferred stock, shares issued	0	0	0
Undesignated preferred stock, shares outstanding	0	0	0
Series A preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Series A preferred stock, shares authorized	3,586,245	3,586,245	3,586,245
Series A preferred stock, shares issued	3,586,245	3,586,245	3,586,245
Series A preferred stock, shares outstanding	3,586,245	3,586,245	3,586,245
Series A preferred stock, liquidation preference	$ 188,500	$ 188,500	$ 188,500
Series B preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Series B preferred stock, shares authorized	16,413,755	16,413,755	16,413,755
Series B preferred stock, shares issued	7,890,529	7,890,529	11,040,929
Series B preferred stock, shares outstanding	7,890,529	7,890,529	11,040,929
Series C preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Series C preferred stock, shares authorized	10,000	10,000	10,000
Series C preferred stock, shares issued	10,000	10,000	10,000
Series C preferred stock, shares outstanding	10,000	10,000	10,000
Series D preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Series D preferred stock, shares authorized	1,000	1,000	1,000
Series D preferred stock, shares issued	9	9	9
Series D preferred stock, shares outstanding	9	9	9
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	10,000,000,000	10,000,000,000	10,000,000,000
Common stock, shares issued	7,795,992,203	5,366,945,531	2,291,026,869
Common stock, shares outstanding	7,795,992,203	5,366,945,531	2,291,026,869